March 21, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Laudus Mondrian Global Government Fixed Income Fund and Laudus Mondrian International

Government Fixed Income Fund (the “Funds”)

each a series of Laudus Trust (the “Registrant”)

(File Nos. _033-21677 and 811-05547)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated March 3, 2014, to the Fund’s prospectus, dated July 29, 2013, as supplemented March 3, 2014. Any questions or comments on this filing should be directed to the undersigned at (415) 667-0650.

Very truly yours,

/s/ Catherine MacGregor
Catherine MacGregor
Vice President and Chief Legal Counsel